CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flow from operating activities
Loss before income taxes	¥ (4,773)	¥ (500,854)
Adjustments for:
Depreciation of property and equipment	0	18
Amortization of intangible asset	0	52
Amortization of right-of-use asset	31	0
Interest expense	1,351
Loss on disposal of discontinued operations and subsidiaries	0	499,539
Operating loss before working capital changes	(3,391)	(1,245)
Trade receivable	(4,575)	(4,670)
Prepaid expenses and others	3,420	(2,299)
Trade payable	1,406
Salary and benefit payable	162	304
Income tax payable	155	0
Other payable	(622)	4,570
Lease liabilities	8	0
Net cash used in operating activities	(3,437)	(3,340)
Cash flows from investing activity:
Purchase for property, plant and equipment	0	1,068
Net cash used in investing activity	0	(1,068)
Cash flow from financing activities
Proceeds received from issuance of convertible notes	3,628	0
Net cash provided by financing activities	3,628	0
Net decrease in cash and cash equivalents	191	(4,408)
Cash and cash equivalents at beginning of the period	79	2,533
Exchange losses on cash and restricted cash	668	2,184
Cash and cash equivalents at end of the period	¥ 938	¥ 309